Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
General [Abstract]
Schedule of net loss per share and the weighted average number of shares
	For the Year Ended December 31,
	2021	2020
Numerator:
Net loss applicable to common stockholders	$(1,625)	$(718)

Denominator:
Number of shares of common stock used in computing basic and diluted net loss per share	11,171,704	9,459,253
Net loss of shares of common, basic and diluted	$(0.15)	$(0.07)